                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3956
                                   ------------


                            RIVERSOURCE STRATEGY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     3/31
                         --------------
Date of reporting period:    6/30
                         --------------

                               PORTFOLIO HOLDINGS
                                       FOR
                          RIVERSOURCE EQUITY VALUE FUND
                                AT JUNE 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Equity Value Fund

JUNE 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (98.3%)
--------------------------------------------------------------------------------

ISSUER                                                SHARES           VALUE(a)

AEROSPACE & DEFENSE (3.6%)
Honeywell Intl                                       355,007         $14,306,782
United Technologies                                  421,636          26,740,155
                                                                     -----------
Total                                                                 41,046,937
--------------------------------------------------------------------------------

AIRLINES (1.1%)
AMR                                                  192,208(b,d)      4,885,927
Continental Airlines Cl B                            246,196(b)        7,336,641
                                                                     -----------
Total                                                                 12,222,568
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Ballard Power Systems                                190,873(b,c)      1,116,607
--------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
General Motors                                       171,805(d)        5,118,071
--------------------------------------------------------------------------------

BEVERAGES (0.5%)
Coca-Cola                                            130,855           5,629,382
--------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                                            1,213              81,295
--------------------------------------------------------------------------------

CAPITAL MARKETS (4.4%)
Bank of New York                                     208,734           6,721,235
Goldman Sachs Group                                   63,833           9,602,398
Lehman Brothers Holdings                             220,048          14,336,127
Merrill Lynch & Co                                   205,057          14,263,765
Morgan Stanley                                        80,644           5,097,507
                                                                     -----------
Total                                                                 50,021,032
--------------------------------------------------------------------------------

CHEMICALS (3.5%)
Air Products & Chemicals                             167,519          10,707,814
Cabot                                                 29,289           1,011,056
Dow Chemical                                         290,605          11,342,313
EI du Pont de Nemours & Co                           358,745          14,923,793
Praxair                                               42,700           2,305,800
                                                                     -----------
Total                                                                 40,290,776
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                               SHARES            VALUE(a)
COMMERCIAL BANKS (3.8%)
Bank of America                                      632,329         $30,415,025
US Bancorp                                           128,139           3,956,932
Wachovia                                             167,321           9,048,720
                                                                     -----------
Total                                                                 43,420,677
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.1%)
Cendant                                              351,189           5,720,869
Waste Management                                     193,222           6,932,805
                                                                     -----------
Total                                                                 12,653,674
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
CBS Cl B                                             137,990           3,732,630
Cisco Systems                                        259,069(b)        5,059,617
Nokia ADR                                            156,604(c)        3,172,797
                                                                     -----------
Total                                                                 11,965,044
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.7%)
Hewlett-Packard                                      485,502          15,380,703
Intl Business Machines50,661                                           3,891,778
                                                                     -----------
Total                                                                 19,272,481
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                          63,227(b)        1,447,266
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Hanson ADR                                           105,564(c)        6,418,291
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Capital One Financia                                 l59,878           5,116,575
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.1%)
Citigroup                                            726,879          35,064,643
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.4%)
AT&T                                                 808,570          22,551,017
BellSouth                                            380,062          13,758,244
Embarq                                                33,340(b)        1,366,609
Sprint Nextel                                        666,801          13,329,351
Verizon Communications                               313,297          10,492,317
                                                                     -----------
Total                                                                 61,497,538
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                               SHARES            VALUE(a)

ELECTRIC UTILITIES (1.2%)
DPL                                                  155,287         $ 4,161,692
FPL Group                                            223,042           9,229,478
                                                                     -----------
Total                                                                 13,391,170
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Energy Conversion Devices                             55,510(b)        2,022,230
FuelCell Energy                                       98,257(b,d)        941,302
Plug Power                                           163,760(b)          764,759
                                                                     -----------
Total                                                                  3,728,291
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (7.2%)
Baker Hughes                                         161,098          13,185,871
GlobalSantaFe                                        107,057           6,182,542
Halliburton                                          203,604          15,109,453
Schlumberger                                         279,868          18,222,206
Transocean                                           156,314(b)       12,555,140
Weatherford Intl                                     333,985(b)       16,572,336
                                                                     -----------
Total                                                                 81,827,548
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                      120,364           5,797,934
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.8%)
Cardinal Health                                      110,144           7,085,564
Caremark Rx                                          225,029          11,222,195
HCA                                                  103,550           4,468,183
UnitedHealth Group                                   212,947           9,535,767
                                                                     -----------
Total                                                                 32,311,709
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Carnival Unit                                        105,430           4,400,648
Intl Game Technology                                  93,605           3,551,374
                                                                     -----------
Total                                                                  7,952,022
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Whirlpool                                             74,566           6,162,880
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.1%)
General Electric                                     445,355          14,678,900
Tyco Intl                                            356,853(c)        9,813,458
                                                                     -----------
Total                                                                 24,492,358
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES           VALUE(a)

INSURANCE (14.2%)
ACE                                                   362,945(c)    $ 18,361,388
Allstate                                              155,147          8,491,195
American Intl Group                                   319,937         18,892,280
Chubb                                                 174,344          8,699,766
Conseco                                                18,945(b)         437,630
Everest Re Group                                      225,967(c)      19,561,963
Lincoln Natl                                          104,391          5,891,828
Loews                                                 782,568         27,742,036
Marsh & McLennan Companies                            476,593         12,815,586
RenaissanceRe Holdings                                 42,994(c)       2,083,489
St. Paul Travelers Companies                          338,295         15,081,191
XL Capital Cl A                                       377,081(c)      23,115,065
                                                                    ------------
Total                                                                161,173,417
--------------------------------------------------------------------------------

IT SERVICES (1.1%)
Computer Sciences                                     111,218(b)       5,387,400
Electronic Data Systems                               310,349          7,466,997
                                                                    ------------
Total                                                                 12,854,397
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak                                         108,017          2,568,644

--------------------------------------------------------------------------------
MACHINERY (7.0%)
Caterpillar                                           472,679         35,205,132
Deere & Co                                             36,733          3,066,838
Eaton                                                  56,641          4,270,731
Illinois Tool Works                                   454,488         21,588,180
Ingersoll-Rand Cl A                                   166,924(c)       7,141,009
Parker Hannifin                                       109,205          8,474,308
                                                                    ------------
Total                                                                 79,746,198

--------------------------------------------------------------------------------
MEDIA (1.5%)
Comcast Cl A                                          195,628(b)       6,404,861
News Corp Cl A                                        149,577          2,868,887
Time Warner                                           451,211          7,805,950
                                                                    ------------
Total                                                                 17,079,698

--------------------------------------------------------------------------------
METALS & MINING (1.5%)
Alcoa                                                 403,895         13,070,042
Freeport-McMoRan Copper & Gold Cl B                    16,371            907,117
Nucor                                                  50,480          2,738,540
                                                                    ------------
Total                                                                 16,715,699

--------------------------------------------------------------------------------
MULTILINE RETAIL (0.3%)
Kohl's                                                 63,225(b)       3,737,862

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS (10.0%)
Anadarko Petroleum                                    147,940          7,055,259
BP ADR                                                192,097(c)      13,371,872
Chevron                                               418,268         25,957,711
ConocoPhillips                                        385,706         25,275,314
Devon Energy                                           52,097          3,147,180
EnCana                                                 82,802(c)       4,358,697
Exxon Mobil                                           227,082         13,931,481
Petroleo Brasileiro ADR                               144,545(c)      12,909,314
Pioneer Natural Resources                             106,643          4,949,302
Suncor Energy                                          36,486(c)       2,955,731
                                                                    ------------
Total                                                                113,911,861

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                                 SHARES           VALUE(a)

PAPER & FOREST PRODUCTS (1.7%)
Bowater                                               120,124       $  2,732,821
Intl Paper                                            350,326         11,315,530
Weyerhaeuser                                           94,125          5,859,281
                                                                    ------------
Total                                                                 19,907,632
--------------------------------------------------------------------------------

PHARMACEUTICALS (4.4%)
Abbott Laboratories                                    66,519          2,900,894
Merck & Co                                            174,006          6,339,039
Pfizer                                              1,375,710         32,287,913
Wyeth                                                 205,509          9,126,655
                                                                    ------------
Total                                                                 50,654,501

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Crescent Real Estate
  Equities                                            199,262          3,698,303
--------------------------------------------------------------------------------

ROAD & RAIL (1.0%)
Burlington Northern  Santa Fe                          52,935          4,195,099
CSX                                                   110,708          7,798,271
                                                                    ------------
Total                                                                 11,993,370

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Intel                                                 175,874          3,332,812
--------------------------------------------------------------------------------

SOFTWARE (2.6%)
Microsoft                                             652,841         15,211,196
Oracle                                                654,549(b)       9,484,415
Symantec                                              351,073(b)       5,455,674
                                                                    ------------
Total                                                                 30,151,285
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Home Depot                                            244,897          8,764,864
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Fannie Mae                                            398,422         19,164,098
--------------------------------------------------------------------------------

TOBACCO (2.7%)
Altria Group                                          250,142         18,367,927
Loews - Carolina Group                                242,616(f)      12,463,184
                                                                    ------------
Total                                                                 30,831,111
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
ALLTEL                                                173,934         11,102,207
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $929,964,504)                                              $1,125,434,728
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%)
--------------------------------------------------------------------------------

ISSUER                                                 SHARES          VALUE(a)

Xerox
  6.25% Cv                                             22,540         $2,536,201
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $2,254,000)                                                    $2,536,201
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (0.9%)
--------------------------------------------------------------------------------

ISSUER                            COUPON            PRINCIPAL           VALUE(a)
                                   RATE              AMOUNT
Qwest Communications Intl
  Sr Unsecured
   11-15-25                        3.50%           $7,104,000        $10,801,561
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $7,104,000)                                                   $10,801,561
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.0%)(e)
--------------------------------------------------------------------------------

ISSUER                          EFFECTIVE           AMOUNT              VALUE(a)
                                  YIELD           PAYABLE AT
                                                   MATURITY
COMMERCIAL PAPER
Abbey Natl North America LLC
   07-03-06                        5.30%          $11,800,000        $11,794,788
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $11,796,526)                                                  $11,794,788
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $951,119,030)(g)                                           $1,150,567,278
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
2 -- RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2006, the value of foreign securities represented 10.9% of net assets.

(d)   At June 30, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.7% of net assets. 03% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) At June 30, 2006, the cost of securities for federal income tax purposes was approximately $951,119,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $240,106,000
      Unrealized depreciation                                     (40,658,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                $199,448,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(i) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2006
--------------------------------------------------------------------------------

                                                              S-6382-80 E (8/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                     RIVERSOURCE SMALL CAP ADVANTAGE FUND
                               AT JUNE 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Small Cap Advantage Fund

JUNE 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------
COMMON STOCKS (99.4%)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.2%)
Ceradyne                                    40,144(b)     $      1,986,727
DRS Technologies                            45,000               2,193,750
HEICO                                       45,000               1,275,750
K&F Inds Holdings                          100,000(b)            1,773,000
Kaman                                       10,124                 184,257
Moog Cl A                                   58,543(b)            2,003,341
Orbital Sciences                           136,350(b)            2,200,689
SI Intl                                     47,000(b)            1,441,020
Teledyne Technologies                       75,400(b)            2,470,104
United Industrial                           13,000                 588,250
                                                          ----------------
Total                                                           16,116,888
--------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
EGL                                         38,756(b)            1,945,551
Hub Group Cl A                              92,000(b)            2,256,760
Pacer Intl                                  45,000               1,466,100
                                                          ----------------
Total                                                            5,668,411
--------------------------------------------------------------------------

AIRLINES (0.6%)
Continental Airlines Cl B                   76,900(b)            2,291,620
ExpressJet Holdings                         46,644(b)              322,310
SkyWest                                     77,000               1,909,600
                                                          ----------------
Total                                                            4,523,530
--------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
American Axle & Mfg Holdings                24,810                 424,499
ArvinMeritor                               119,254               2,049,976
Bandag                                       5,968                 218,369
Cooper Tire & Rubber                        25,260                 281,396
Superior Inds Intl                          12,105                 221,400
Tenneco                                     82,000(b)            2,132,001
                                                          ----------------
Total                                                            5,327,641
--------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Monaco Coach                                12,254                 155,626
Thor Inds                                    5,541                 268,461
                                                          ----------------
Total                                                              424,087
--------------------------------------------------------------------------

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
BEVERAGES (0.7%)
Boston Beer Cl A                            88,000(b)     $      2,577,520
Hansen Natural                              13,722(b)            2,612,257
                                                          ----------------
Total                                                            5,189,777
--------------------------------------------------------------------------

BIOTECHNOLOGY (2.8%)
Albany Molecular Research                   28,700(b)              306,516
Alkermes                                    69,789(b)            1,320,408
Amylin Pharmaceuticals                      34,569(b)            1,706,672
Applera - Celera Genomics Group            141,700(b,f)          1,835,015
Arena Pharmaceuticals                      113,000(b,d)          1,308,540
BioMarin Pharmaceutical                     80,702(b)            1,159,688
Cubist Pharmaceuticals                      40,000(b)            1,007,200
Exelixis                                   127,200(b)            1,278,360
Human Genome Sciences                      112,700(b,d)          1,205,890
InterMune                                   46,000(b)              756,700
Lexicon Genetics                           221,300(b)              971,507
Medarex                                    188,000(b)            1,806,680
Myogen                                       6,750(b)              195,750
Myriad Genetics                             40,000(b)            1,010,000
Neurocrine Biosciences                       7,199(b)               76,309
Regeneron Pharmaceuticals                  149,554(b)            1,917,282
Vertex Pharmaceuticals                      78,372(b)            2,877,036
                                                          ----------------
Total                                                           20,739,553
--------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Ameron Intl                                  3,535                 236,916
Jacuzzi Brands                             145,000(b)            1,276,000
Lennox Intl                                 38,000               1,006,240
NCI Building Systems                        40,511(b)            2,153,969
Universal Forest Products                   30,000               1,881,900
USG                                          4,120(b)              300,472
                                                          ----------------
Total                                                            6,855,497
--------------------------------------------------------------------------

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
CAPITAL MARKETS (0.9%)
Investment Technology Group                 65,729(b)     $      3,342,977
Knight Capital Group Cl A                  132,602(b)            2,019,528
LaBranche & Co                              20,848(b,d)            252,469
Piper Jaffray Companies                      5,889(b)              360,466
TradeStation Group                          10,342(b)              131,033
Waddell & Reed Financial Cl A                7,469                 153,563
                                                          ----------------
Total                                                            6,260,036
--------------------------------------------------------------------------

CHEMICALS (1.5%)
Cambrex                                     10,834                 225,672
HB Fuller                                   39,000               1,699,230
Hercules                                    92,000(b)            1,403,920
Innospec                                     9,108(c)              231,525
NewMarket                                    7,306                 358,432
OM Group                                    57,395(b)            1,770,636
PolyOne                                    196,000(b)            1,720,880
Sensient Technologies                       22,277                 465,812
Spartech                                    63,700               1,439,620
Westlake Chemical                           45,600               1,358,880
WR Grace & Co                               20,011(b)              234,129
                                                          ----------------
Total                                                           10,908,736
--------------------------------------------------------------------------

COMMERCIAL BANKS (3.7%)
Amcore Financial                             8,709                 255,261
BancorpSouth                               127,286               3,468,543
BOK Financial                               57,700               2,865,958
Camden Natl                                  2,540                 101,346
Capitol Bancorp                             10,910                 424,945
Central Pacific Financial                   62,000               2,399,400
Chemical Financial                          12,385                 378,981
Chittenden                                  14,172                 366,346
Citizens Banking                             7,816                 190,789
City Holding                                64,500               2,331,030
Community Trust Bancorp                      6,335                 221,282
East West Bancorp                           50,700               1,922,037

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
1 - RIVERSOURCE SMALL CAP ADVANTAGE FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
Financial Institutions                       3,710        $         77,391
First BanCorp                               47,483(c)              441,592
First Community Bancorp                     40,213               2,375,784
First Community Bancshares                   4,400                 145,156
First Financial Bancorp                      8,381                 124,961
Great Southern Bancorp                       2,758                  84,202
Greater Bay Bancorp                        113,600               3,265,999
Hanmi Financial                            108,400               2,107,296
Irwin Financial                              8,210                 159,192
MB Financial                                 3,268                 115,556
Old Natl Bancorp                             8,683                 173,400
Omega Financial                              2,690                  84,224
Republic Bancorp                            10,322                 127,890
Southwest Bancorp                            7,203                 183,677
Susquehanna Bancshares                      11,236                 268,540
Taylor Capital Group                        41,000               1,673,210
Tompkins Trustco                             3,032                 130,376
Trustmark                                   20,756                 642,813
UMB Financial                                2,448                  81,616
                                                          ----------------
Total                                                           27,188,793
--------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.3%)
Administaff                                  6,379                 228,432
Advisory Board                              52,700(b)            2,534,343
American Reprographics                      37,000(b)            1,341,250
Banta                                        5,278                 244,530
Cenveo                                       8,068(b)              144,821
Consolidated Graphics                       46,000(b)            2,394,760
Corinthian Colleges                         88,000(b)            1,263,680
Corrections Corp of America                 43,000(b)            2,276,420
CRA Intl                                    37,000(b)            1,670,180
DeVry                                       55,000(b)            1,208,350
Ennis                                        7,109                 139,905
Escala Group                                 7,388(b)               34,576
FTI Consulting                              69,400(b)            1,857,838
IKON Office Solutions                       15,480                 195,048
Jackson Hewitt Tax Service                 101,000               3,166,349
John H Harland                              47,000               2,044,500
Labor Ready                                122,048(b)            2,764,387
NCO Group                                   14,124(b)              373,439
Pre-Paid Legal Services                      3,422                 118,059
SOURCECORP                                   6,500(b)              161,135
Spherion                                   148,800(b)            1,357,056
TeleTech Holdings                           84,000(b)            1,063,440
United Stationers                           59,127(b)            2,916,144
Viad                                        13,001                 406,931
Watson Wyatt Worldwide Cl A                 38,000               1,335,320
                                                          ----------------
Total                                                           31,240,893
--------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.1%)
3Com                                       192,000(b)              983,040
ADTRAN                                      50,000               1,121,500
ARRIS Group                                226,900(b)            2,976,928
Bel Fuse Cl B                                2,700                  88,587
Black Box                                   43,254               1,657,926
CIENA                                      440,524(b)            2,118,920
CommScope                                   86,800(b)            2,727,256
Comtech Telecommunications                  39,000(b)            1,141,530

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
Finisar                                    483,575(b)     $      1,581,290
Foundry Networks                           188,000(b)            2,004,080
Packeteer                                  140,000(b)            1,587,600
Polycom                                    133,000(b)            2,915,360
Redback Networks                            31,537(b)              578,389
SiRF Technology Holdings                     6,168(b)              198,733
Sycamore Networks                          238,600(b)              968,716
                                                          ----------------
Total                                                           22,649,855
--------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.7%)
Brocade Communications Systems             390,000(b)            2,394,600
Electronics for Imaging                     94,700(b)            1,977,336
Emulex                                      51,000(b)              829,770
Imation                                     67,010               2,750,761
Intergraph                                   6,809(b)              214,415
Iomega                                      38,451(b)              105,740
Komag                                       57,379(b)            2,649,762
Palm                                        80,200(b,d)          1,291,220
                                                          ----------------
Total                                                           12,213,604
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.0%)
Comfort Systems USA                         11,163                 159,519
EMCOR Group                                  7,731(b)              376,268
Granite Construction                        50,000               2,263,500
MasTec                                     134,750(b)            1,780,048
Quanta Services                             75,060(b)            1,300,790
Shaw Group                                   6,418(b)              178,420
Sterling Construction                       54,970(b)            1,517,172
                                                          ----------------
Total                                                            7,575,717
--------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Eagle Materials                             43,284               2,055,990
Texas Inds                                  40,200               2,134,620
                                                          ----------------
Total                                                            4,190,610
--------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
Advance America Cash Advance Centers         9,263                 162,473
Cash America Intl                           44,291               1,417,312
CompuCredit                                 75,200(b)            2,890,688
First Cash Financial Services                8,177(b)              161,496
MoneyGram Intl                              41,757               1,417,650
World Acceptance                            10,696(b)              379,922
                                                          ----------------
Total                                                            6,429,541
--------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.9%)
Greif Cl A                                  24,000               1,799,040
Myers Inds                                  85,000               1,461,150
Rock-Tenn Cl A                             100,300               1,599,785
Silgan Holdings                             45,934               1,700,017
                                                          ----------------
Total                                                            6,559,992
--------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Andersons                                    8,106                 337,290
Building Material Holding                   11,767                 327,946
Handleman                                   14,590                 118,909
                                                          ----------------
Total                                                              784,145
--------------------------------------------------------------------------

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Intl Securities Exchange                    38,000        $      1,446,660
NASDAQ Stock Market                          8,911(b)              266,439
                                                          ----------------
Total                                                            1,713,099
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Cincinnati Bell                            256,000(b)            1,049,600
Level 3 Communications                     307,100(b)            1,363,524
Talk America Holdings                      210,875(b)            1,305,316
Time Warner Telecom Cl A                    18,374(b)              272,854
                                                          ----------------
Total                                                            3,991,294
--------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Allete                                       8,040                 380,694
Black Hills                                  5,675                 194,823
Cleco                                      134,961               3,137,843
Duquesne Light Holdings                      9,468                 155,654
Idacorp                                     67,000               2,297,430
Otter Tail                                  79,990               2,186,127
Sierra Pacific Resources                   122,000(b)            1,708,000
                                                          ----------------
Total                                                           10,060,571
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.2%)
Acuity Brands                               31,000               1,206,210
Encore Wire                                  6,049(b)              217,401
General Cable                               69,179(b)            2,421,265
Genlyte Group                               40,000(b)            2,897,200
Regal-Beloit                                43,000               1,898,450
                                                          ----------------
Total                                                            8,640,526
--------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)
Aeroflex                                   226,900(b)            2,647,923
Anixter Intl                                27,900               1,324,134
Brightpoint                                 84,148(b)            1,138,522
Daktronics                                  31,590                 912,003
Global Imaging Systems                      36,598(b)            1,510,765
Itron                                       44,700(b)            2,648,922
LoJack                                     107,000(b)            2,018,020
Methode Electronics                         15,660                 164,587
MTS Systems                                 39,000               1,540,890
Multi-Fineline Electronix                    4,893(b)              162,399
Paxar                                       15,560(b)              320,069
Plexus                                      11,023(b)              377,097
Rofin-Sinar Technologies                    51,883(b)            2,981,717
SYNNEX                                      18,479(b)              350,362
Technitrol                                   7,809                 180,778
                                                          ----------------
Total                                                           18,278,188
--------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.4%)
Atwood Oceanics                             40,000(b)            1,984,000
BASiC Energy Services                       29,000(b)              886,530
Grey Wolf                                  405,800(b)            3,124,660
Hydril                                      27,100(b)            2,127,892
Maverick Tube                                4,409(b)              278,605
NS Group                                    58,403(b)            3,216,837
Oil States Intl                             87,200(b)            2,989,216
Parker Drilling                            205,801(b)            1,477,651
RPC                                         63,336               1,537,798
Superior Energy Services                    42,000(b)            1,423,800
TETRA Technologies                          59,209(b)            1,793,441
TODCO Cl A                                  42,000               1,715,700
Veritas DGC                                 45,000(b)            2,321,100
                                                          ----------------
Total                                                           24,877,230
--------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
2 - RIVERSOURCE SMALL CAP ADVANTAGE FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
FOOD & STAPLES RETAILING (1.1%)
Casey's General Stores                      56,000        $      1,400,560
Longs Drug Stores                           36,000               1,642,320
Nash Finch                                   5,497                 117,031
Performance Food Group                      74,000(b)            2,248,119
Ruddick                                     14,366                 352,111
Spartan Stores                             130,000               1,901,900
Weis Markets                                 5,673                 233,728
                                                          ----------------
Total                                                            7,895,769
--------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Chiquita Brands Intl                         6,100                  84,058
Farmer Brothers                              4,681                 101,484
Flowers Foods                               65,000               1,861,601
Lancaster Colony                             6,452                 254,660
Premium Standard Farms                      87,000               1,412,010
Seaboard                                       180                 230,400
                                                          ----------------
Total                                                            3,944,213
--------------------------------------------------------------------------

GAS UTILITIES (1.7%)
Energen                                     67,228               2,582,227
Laclede Group                               53,000               1,821,080
New Jersey Resources                        48,000               2,245,440
Nicor                                       65,840               2,732,360
Peoples Energy                               8,227                 295,432
Southwest Gas                               89,000               2,789,260
WGL Holdings                                12,274                 355,332
                                                          ----------------
Total                                                           12,821,131
--------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
Candela                                     81,000(b)            1,284,660
DJO                                         58,000(b)            2,136,140
Greatbatch                                  57,000(b)            1,345,200
Haemonetics                                 45,800(b)            2,130,158
Hologic                                     77,255(b)            3,813,306
ICU Medical                                 33,000(b)            1,393,920
Illumina                                    28,992(b)              859,903
Intuitive Surgical                          25,348(b)            2,990,303
Invacare                                     4,412                 109,771
LifeCell                                     9,339(b)              288,762
Meridian Bioscience                          6,105                 152,320
Molecular Devices                           46,000(b)            1,405,760
Nektar Therapeutics                         97,800(b,d)          1,793,652
Palomar Medical Technologies                23,000(b)            1,049,490
Thoratec                                    12,023(b)              166,759
Varian                                      58,000(b)            2,407,580
                                                          ----------------
Total                                                           23,327,684
--------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.6%)
American Retirement                          6,700(b)              219,559
AMN Healthcare Services                     75,000(b)            1,522,500
Apria Healthcare Group                      25,557(b)              483,027
Chemed                                      57,000               3,108,210
Eclipsys                                     4,212(b)               76,490
HealthExtras                                 7,841(b)              236,955
inVentiv Health                            144,096(b)            4,147,082
Kindred Healthcare                           6,172(b)              160,472
LCA-Vision                                  31,000               1,640,210
Magellan Health Services                    55,100(b)            2,496,581
Molina Healthcare                           36,000(b)            1,369,800

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Odyssey HealthCare                         107,883(b)     $      1,895,504
Per-Se Technologies                         81,962(b)            2,063,803
PSS World Medical                          127,000(b)            2,241,550
Psychiatric Solutions                       89,600(b)            2,567,936
Radiation Therapy Services                  89,550(b)            2,409,791
RehabCare Group                              6,491(b)              112,814
Stewart Enterprises Cl A                    68,000                 391,000
Sunrise Senior Living                       39,000(b)            1,078,350
TriZetto Group                             182,000(b)            2,691,780
Vital Images                                35,004(b)              864,599
WellCare Health Plans                       46,600(b)            2,285,730
                                                          ----------------
Total                                                           34,063,743
--------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.6%)
Bluegreen                                    9,581(b)              109,798
Bob Evans Farms                             14,681                 440,577
CEC Entertainment                            4,611(b)              148,105
Domino's Pizza                                120,600            2,983,644
IHOP                                        45,000               2,163,600
Jack in the Box                             65,088(b)            2,551,450
Krispy Kreme Doughnuts                      24,050(b)              195,767
Monarch Casino & Resort                     88,000(b)            2,474,560
Multimedia Games                            86,000(b)              871,180
Papa John's Intl                            10,189(b)              338,275
Ruby Tuesday                                91,418               2,231,513
Ryan's Restaurant Group                     20,075(b)              239,093
Speedway Motorsports                        51,000               1,924,740
Vail Resorts                                68,100(b)            2,526,510
                                                          ----------------
Total                                                           19,198,812
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
Beazer Homes USA                            11,084                 508,423
Blyth                                       14,634                 270,144
Brookfield Homes                             5,200                 171,340
Champion Enterprises                       102,000(b)            1,126,080
crocs                                       47,000(b,d)          1,182,050
Ethan Allen Interiors                       12,374                 452,270
Furniture Brands Intl                       67,282(d)            1,402,157
La-Z-Boy                                    23,925(d)              334,950
M/I Homes                                    8,066                 282,955
Tempur-Pedic Intl                           70,000(b)              945,700
Tupperware Brands                          111,625               2,197,896
WCI Communities                             18,208(b)              366,709
                                                          ----------------
Total                                                            9,240,674
--------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
WD-40                                       78,000               2,618,460
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (--%)
Standex Intl                                 5,747                 174,421
--------------------------------------------------------------------------

INSURANCE (5.9%)
Alfa                                        21,431                 354,897
American Physicians Capital                 62,400(b)            3,281,616
AmerUs Group                                 9,213                 539,421
Argonaut Group                               7,872(b)              236,475
Delphi Financial Group Cl A                 86,537               3,146,485
FBL Financial Group Cl A                     7,029                 227,740
FPIC Insurance Group                        92,000(b)            3,565,000
Horace Mann Educators                      180,352               3,056,966

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
INSURANCE (CONT.)
Infinity Property & Casualty                 4,597        $        188,477
LandAmerica Financial Group                 54,288               3,507,005
Navigators Group                            51,700(b)            2,265,494
Ohio Casualty                              137,322               4,082,583
Phoenix Companies                          130,000               1,830,400
Presidential Life                            8,921                 219,278
ProAssurance                                87,600(b)            4,220,569
RLI                                         53,000               2,553,540
Safety Insurance Group                      61,340               2,916,717
Selective Insurance Group                   80,300               4,486,362
Stewart Information Services                10,234                 371,597
Triad Guaranty                               5,163(b)              252,367
United Fire & Casualty                       8,234                 248,090
Universal American Financial                27,793(b)              365,478
Zenith Natl Insurance                       29,000               1,150,430
                                                          ----------------
Total                                                           43,066,987
--------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Insight Enterprises                         16,904(b)              322,021
NetFlix                                     57,000(b,d)          1,550,971
NutriSystem                                  6,873(b)              427,019
Priceline.com                               48,000(b)            1,433,280
                                                          ----------------
Total                                                            3,733,291
--------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.1%)
aQuantive                                   64,000(b)            1,621,120
Bankrate                                     3,027(b)              114,300
CNET Networks                               27,816(b)              221,972
Digital River                               32,000(b)            1,292,480
Digitas                                     78,000(b)              906,360
EarthLink                                  161,600(b)            1,399,456
InfoSpace                                   55,000(b)            1,246,850
j2 Global Communications                    47,800(b)            1,492,316
Move                                        30,396(b)              166,570
NIC                                        107,000(b)              773,610
RealNetworks                               212,000(b)            2,268,399
United Online                               94,900               1,138,800
ValueClick                                  74,100(b)            1,137,435
Websense                                    90,800(b)            1,865,032
                                                          ----------------
Total                                                           15,644,700
--------------------------------------------------------------------------

IT SERVICES (1.6%)
CSG Systems Intl                           134,212(b)            3,320,406
MAXIMUS                                     18,908                 437,720
MPS Group                                  147,200(b)            2,216,832
Perot Systems Cl A                         125,509(b)            1,817,370
StarTek                                      5,196                  77,680
Sykes Enterprises                           99,000(b)            1,599,840
TALX                                        59,000               1,290,330
Tyler Technologies                         115,000(b)            1,288,000
                                                          ----------------
Total                                                           12,048,178
--------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Callaway Golf                               15,678                 203,657
JAKKS Pacific                               11,129(b)              223,582
Nautilus                                     8,655                 135,970
                                                          ----------------
Total                                                              563,209
--------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
3 - RIVERSOURCE SMALL CAP ADVANTAGE FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
MACHINERY (4.5%)
Actuant Cl A                                50,000        $      2,497,500
AGCO                                        54,000(b)            1,421,280
American Science & Engineering              18,500(b,d)          1,071,520
Barnes Group                                94,000               1,875,300
Bucyrus Intl Cl A                           45,370               2,291,185
Cascade                                      3,392                 134,154
Crane                                        7,020                 292,032
Dynamic Materials                           36,000               1,214,280
EnPro Inds                                  37,000(b)            1,243,200
ESCO Technologies                           18,000(b)              962,100
Flowserve                                    9,184(b)              522,570
Gardner Denver                              46,000(b)            1,771,000
JLG Inds                                    72,155               1,623,488
Kaydon                                      35,000               1,305,850
Kennametal                                  19,300               1,201,425
Lincoln Electric Holdings                   40,336               2,527,050
Manitowoc                                   35,840               1,594,880
Middleby                                    15,000(b)            1,298,400
Mueller Inds                                50,841               1,679,278
Nordson                                     40,000               1,967,200
Tecumseh Products Cl A                       4,942                  94,886
Trinity Inds                                48,957               1,977,843
Wabtec                                      69,300               2,591,819
                                                          ----------------
Total                                                           33,158,240
--------------------------------------------------------------------------

MEDIA (0.9%)
Citadel Broadcasting                        98,000                 872,200
Cox Radio Cl A                             118,000(b)            1,701,560
Entravision Communications Cl A            178,000(b)            1,525,460
Media General Cl A                          23,000                 963,470
Morningstar                                 31,000(b)            1,285,880
Reader's Digest Assn                         9,870                 137,785
Valassis Communications                      7,049(b)              166,286
                                                          ----------------
Total                                                            6,652,641
--------------------------------------------------------------------------

METALS & MINING (2.3%)
Aleris Intl                                 22,000(b)            1,008,700
Carpenter Technology                        11,908               1,375,374
Century Aluminum                             6,469(b)              230,879
Chaparral Steel                             16,000(b)            1,152,320
Coeur d'Alene Mines                        198,000(b)              952,380
Commercial Metals                           78,442               2,015,959
Foundation Coal Holdings                    21,000                 985,530
Gibraltar Inds                              49,000               1,421,000
Metal Management                             4,815                 147,435
Oregon Steel Mills                          21,000(b)            1,063,860
Quanex                                      41,000               1,765,870
Reliance Steel & Aluminum                   25,518               2,116,719
RTI Intl Metals                              5,467(b)              305,277
Steel Dynamics                              15,100                 992,674
Stillwater Mining                           26,021(b)              329,946
Titanium Metals                             24,188(b)              831,583
                                                          ----------------
Total                                                           16,695,506
--------------------------------------------------------------------------

MULTILINE RETAIL (--%)
99 Cents Only Stores                        15,959(b)              166,931
--------------------------------------------------------------------------

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (3.0%)
Arena Resources                             59,000(b)     $      2,023,110
Atlas America                               41,041(b)            1,839,047
ATP Oil & Gas                                7,243(b)              303,699
Cimarex Energy                              59,518               2,559,274
Frontier Oil                                68,000               2,203,200
Harvest Natural Resources                   72,000(b)              974,880
Holly                                       32,000               1,542,400
Houston Exploration                          3,491(b)              213,614
KCS Energy                                  10,986(b)              326,284
Parallel Petroleum                          85,109(b)            2,103,043
Penn Virginia                               37,000               2,585,561
St. Mary Land & Exploration                 28,900               1,163,225
Stone Energy                                 5,321(b)              247,693
Swift Energy                                34,100(b)            1,463,913
World Fuel Services                         55,600               2,540,364
                                                          ----------------
Total                                                           22,089,307
--------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Schweitzer-Mauduit Intl                      8,094                 175,235
--------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Chattem                                     55,600(b)            1,688,572
NBTY                                         9,896(b)              236,613
Parlux Fragrances                           60,700(b,d)            588,183
                                                          ----------------
Total                                                            2,513,368
--------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Alpharma Cl A                               43,561               1,047,206
Andrx                                       10,148(b)              235,332
Medicis Pharmaceutical Cl A                 39,400                 945,600
MGI PHARMA                                  62,000(b)            1,333,000
Par Pharmaceutical Companies                 5,406(b)               99,795
Perrigo                                     90,000               1,449,000
Sciele Pharma                               66,300(b)            1,537,497
                                                          ----------------
Total                                                            6,647,430
--------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.4%)
American Home Mtge Investment               85,130               3,137,892
Anthracite Capital                          27,528                 334,740
Anworth Mtge Asset                          38,500                 319,550
Arbor Realty Trust                          96,000               2,404,800
BioMed Realty Trust                         53,200               1,592,808
Equity Inns                                173,000               2,864,880
IMPAC Mtge Holdings                        239,452(d)            2,677,073
Kilroy Realty                                3,611                 260,895
LaSalle Hotel Properties                    74,630               3,455,369
MFA Mtge Investments                        76,612                 527,091
Mid-America Apartment Communities           49,900               2,781,925
Nationwide Health Properties               139,000               3,128,890
Natl Retail Properties                     119,300               2,380,035
New Century Financial                        6,970                 318,878
Newcastle Investment                         6,337                 160,453
Novastar Financial                           4,636                 146,544
PS Business Parks                           56,000               3,304,000
RAIT Investment Trust                       12,855                 375,366
Redwood Trust                                8,471                 413,639

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Saxon Capital                               22,268                $254,746
Sovran Self Storage                         53,000               2,691,870
Tanger Factory Outlet Centers               91,900               2,974,803
Taubman Centers                             62,000               2,535,800
Universal Health Realty Income Trust         8,919                 279,611
                                                          ----------------
Total                                                           39,321,658
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Corporate Office Properties Trust           61,000               2,566,880
Jones Lang LaSalle                          18,900               1,654,695
                                                          ----------------
Total                                                            4,221,575
--------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Amerco                                       4,298(b)              432,637
Arkansas Best                               48,203               2,420,272
Celadon Group                               42,000(b)              925,680
Genesee & Wyoming Cl A                      55,950(b)            1,984,546
Heartland Express                          101,000               1,806,890
Old Dominion Freight Line                   33,050(b)            1,242,350
Werner Enterprises                          18,669                 378,421
                                                          ----------------
Total                                                            9,190,796
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
Atheros Communications                      78,308(b)            1,484,720
Cirrus Logic                                90,000(b)              732,600
Conexant Systems                           215,000(b)              537,500
Cymer                                       65,400(b)            3,038,485
Cypress Semiconductor                       79,200(b)            1,151,568
Diodes                                       3,959(b)              164,061
DSP Group                                   80,600(b)            2,002,910
Entegris                                   145,427(b)            1,385,919
ESS Technology                              50,189(b)              108,408
Fairchild Semiconductor Intl                82,000(b)            1,489,940
FormFactor                                  37,000(b)            1,651,310
Hittite Microwave                           47,000(b)            1,699,520
Integrated Device Technology               101,000(b)            1,432,180
Lattice Semiconductor                      157,000(b)              970,260
Mattson Technology                         134,000(b)            1,309,180
Microsemi                                  110,100(b)            2,684,238
MKS Instruments                            110,500(b)            2,223,260
NetLogic Microsystems                       49,000(b)            1,580,250
OmniVision Technologies                     79,605(b,d)          1,681,258
ON Semiconductor                           448,800(b)            2,638,944
PMC-Sierra                                  99,800(b)              938,120
Power Integrations                          38,000(b)              664,240
Rambus                                      60,698(b,d)          1,384,521
RF Micro Devices                            77,000(b)              459,690
Silicon Image                              128,700(b)            1,387,386
Silicon Laboratories                        29,000(b)            1,019,350
Standard Microsystems                       16,285(b)              355,502
Supertex                                    12,221(b)              488,107
Trident Microsystems                       129,629(b)            2,460,358
Zoran                                       62,438(b)            1,519,741
                                                          ----------------
Total                                                           40,643,526
--------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
4 - RIVERSOURCE SMALL CAP ADVANTAGE FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
SOFTWARE (2.6%)
ANSYS                                       53,247(b)     $      2,546,272
Aspen Technology                             9,828(b)              128,943
Concur Technologies                          8,389(b)              129,778
FactSet Research Systems                    24,000               1,135,200
FileNet                                     66,200(b)            1,782,766
Internet Security Systems                   73,700(b)            1,389,245
Lawson Software                            175,600(b)            1,176,520
MICROS Systems                              43,200(b)            1,886,976
MicroStrategy Cl A                          26,500(b)            2,584,280
Nuance Communications                       40,502(b)              407,450
Opsware                                     50,131(b)              413,079
Parametric Technology                       93,480(b)            1,188,131
Quality Systems                              6,400                 235,648
SPSS                                         2,605(b)               83,725
TIBCO Software                             186,000(b)            1,311,300
Transaction Systems Architects              73,000(b)            3,043,370
                                                          ----------------
Total                                                           19,442,683
--------------------------------------------------------------------------

SPECIALTY RETAIL (4.0%)
Aeropostale                                 46,000(b)            1,328,940
Asbury Automotive Group                      5,924(b)              124,049
Blockbuster Cl A                           105,305                 524,419
Cato Cl A                                  117,837               3,046,086
Dress Barn                                  69,836(b)            1,770,343
Finish Line Cl A                            10,203                 120,701
GameStop Cl A                               35,500(b,d)          1,491,000
Genesco                                     62,400(b)            2,113,488
Group 1 Automotive                           9,985                 562,555
GUESS?                                      34,000(b)            1,419,500
Gymboree                                    67,000(b)            2,328,920
Lithia Motors Cl A                           4,574                 138,684
Movie Gallery                               21,279                 132,143
Pacific Sunwear of California               17,304(b)              310,261
Pantry                                      40,552(b)            2,333,362
Payless ShoeSource                          57,000(b)            1,548,690
Pier 1 Imports                              31,996                 223,332
Sonic Automotive                            85,956               1,906,504
Stage Stores                                68,000               2,244,000

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Steiner Leisure                             39,000(b,c)   $      1,541,670
Talbots                                     16,865                 311,159
Too                                         49,000(b)            1,881,110
Tractor Supply                              24,000(b)            1,326,480
Zale                                        25,437(b)              612,777
                                                          ----------------
Total                                                           29,340,173
--------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Brown Shoe                                  13,132                 447,539
Carter's                                    46,000(b)            1,215,780
Kellwood                                     9,193                 269,079
Phillips-Van Heusen                        104,000               3,968,640
Russell                                     12,961                 235,372
Skechers USA Cl A                           73,336(b)            1,768,131
Steven Madden                               27,828                 824,265
Stride Rite                                 12,579                 165,917
                                                          ----------------
Total                                                            8,894,723
--------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.9%)
Accredited Home Lenders Holding              7,067(b)              337,873
Anchor BanCorp Wisconsin                     5,835                 176,042
CharterMac LP                                8,200                 153,422
Corus Bankshares                           140,000(d)            3,665,199
Doral Financial                             91,580(c)              587,028
Downey Financial                            37,900               2,571,515
FirstFed Financial                          56,958(b)            3,284,768
Flagstar Bancorp                            20,326                 324,403
Fremont General                             11,919                 221,217
ITLA Capital                                 1,674                  88,019
Ocwen Financial                            186,100(b)            2,365,331
R-G Financial Cl B                          22,467(c)              192,992
Sterling Financial                          63,000               1,922,130
TierOne                                     74,760               2,524,645
W Holding                                   77,267(c)              513,826
WSFS Financial                              39,000               2,396,550
                                                          ----------------
Total                                                           21,324,960
--------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                   12,857                 478,538
--------------------------------------------------------------------------

--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
ISSUER                                      SHARES                VALUE(a)
TRADING COMPANIES & DISTRIBUTORS (1.1%)
Applied Industrial Technologies             98,100        $      2,384,811
GATX                                        31,000               1,317,500
UAP Holding                                 51,000               1,112,310
United Rentals                              36,882(b)            1,179,486
Watsco                                      22,424               1,341,404
WESCO Intl                                   9,767(b)              652,045
                                                          ----------------
Total                                                            7,987,556
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Dobson Communications Cl A                  81,000(b)              626,130
Leap Wireless Intl                          35,000(b)            1,660,750
SBA Communications Cl A                     73,677(b)            1,925,917
                                                          ----------------
Total                                                            4,212,797
--------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $662,845,559)                                      $    729,907,129
--------------------------------------------------------------------------

--------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.0%)(e)
--------------------------------------------------------------------------
ISSUER                     EFFECTIVE        AMOUNT                VALUE(a)
                             YIELD        PAYABLE AT
                                           MATURITY
Chesham Finance LLC
     07-03-06                   5.33%    $  4,000,000     $      3,998,223
HSBC Finance
     07-03-06                   5.29          700,000              699,691
Morgan Stanley & Co
     07-12-06                   5.29        5,000,000            4,991,200
Sheffield Receivables
     07-11-06                   5.31        5,000,000(g)         4,991,903
--------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $14,683,182)                                       $     14,681,017
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $677,528,741)(h)                                   $    744,588,146
==========================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2006, the value of foreign securities represented 0.5% of net assets

(d)   At June 30, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.9% of net assets. 0.1% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $4,991,903 or 0.7% of net assets.

(h) At June 30, 2006, the cost of securities for federal income tax purposes was approximately $677,529,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                           $     95,882,000
      Unrealized depreciation                                (28,823,000)
      ------------------------------------------------------------------
      Net unrealized appreciation                       $     67,059,000
      ------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


------------------------------------------------------------------------------
5 - RIVERSOURCE SMALL CAP ADVANTAGE FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
6 - RIVERSOURCE SMALL CAP ADVANTAGE FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

                              PORTFOLIO HOLDINGS
                                     FOR
                       RIVERSOURCE SMALL CAP GROWTH FUND
                               AT JUNE 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Small Cap Growth Fund

JUNE 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)


-----------------------------------------------------------------------
COMMON STOCKS (97.9%)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (1.0%)
AAR                                   28,700(b)                $638,001
BE Aerospace                          18,406(b)                 420,761
DRS Technologies                       5,634                    274,658
K&F Inds Holdings                      9,261(b)                 164,198
LADISH                                18,364(b)                 688,098
                                                            -----------
Total                                                         2,185,716
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (2.3%)
American Commercial Lines             21,451(b)               1,292,423
Dynamex                               27,623(b)                 602,458
EGL                                   18,987(b)                 953,147
Hub Group Cl A                        35,000(b)                 858,550
Pacer Intl                            12,040                    392,263
UTI Worldwide                         26,500(c)                 668,595
                                                            -----------
Total                                                         4,767,436
-----------------------------------------------------------------------

AIRLINES (0.1%)
SkyWest                                8,820                    218,736
-----------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
American Axle & Mfg  Holdings          5,600                     95,816
Drew Inds                             14,955(b)                 484,542
LKQ                                   26,600(b)                 505,400
                                                            -----------
Total                                                         1,085,758
-----------------------------------------------------------------------

BEVERAGES (0.8%)
Hansen Natural                         8,311(b)               1,582,165
National Beverage                      8,203                    117,713
                                                            -----------
Total                                                         1,699,878
-----------------------------------------------------------------------

BIOTECHNOLOGY (2.9%)
Affymetrix                             7,300(b)                 186,880
Alexion Pharmaceuticals                9,800(b)                 353,976
Amylin Pharmaceuticals                10,750(b)                 530,728
Charles River Laboratories Intl        6,148(b)                 226,246
Cubist Pharmaceuticals                15,060(b)                 379,211
ICOS                                   4,498(b)                  98,911
Isis Pharmaceuticals                  41,900(b)                 253,495

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

BIOTECHNOLOGY (CONT.)
Kendle Intl                           27,195(b)                $998,871
Keryx Biopharmaceuticals              46,774(b)                 664,191
Luminex                               31,322(b)                 544,690
Myogen                                14,230(b)                 412,670
Neogen                                21,396(b)                 409,092
Neurocrine Biosciences                 5,470(b)                  57,982
Nuvelo                                19,000(b)                 316,350
Renovis                               21,300(b)                 326,103
Telik                                 16,400(b)                 270,600
                                                            -----------
Total                                                         6,029,996
-----------------------------------------------------------------------

BUILDING PRODUCTS (1.1%)
American Woodmark                      5,011                    175,585
Ameron Intl                            8,229                    551,508
NCI Building Systems                  11,333(b)                 602,576
Simpson Mfg                            8,586                    309,525
Universal Forest Products              9,351                    586,588
                                                            -----------
Total                                                         2,225,782
-----------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Cohen & Steers                        13,965                    329,574
Greenhill & Co                        20,775                  1,262,289
Investment Technology Group            7,110(b)                 361,615
Investors Financial Services          22,920                  1,029,108
optionsXpress Holdings                30,695                    715,500
Penson Worldwide                      10,790(b)                 185,696
                                                            -----------
Total                                                         3,883,782
-----------------------------------------------------------------------

CHEMICALS (0.8%)
American Vanguard                     20,480                    317,030
Hercules                              55,148(b)                 841,559
Landec                                65,011(b)                 601,352
                                                            -----------
Total                                                         1,759,941
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.4%)
AmericanWest Bancorp                  14,988                    339,478
Boston Private Financial Holdings      9,240                    257,796


-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL BANKS (CONT.)
Center Financial                       5,696                   $134,653
East-West Bancorp                      6,160                    233,526
First Regional Bancorp                   830(b)                  73,040
Greater Bay Bancorp                    9,880                    284,050
Hanmi Financial                       14,190                    275,854
Pacific Capital Bancorp                5,005                    155,756
UCBH Holdings                         58,500                    967,590
United Community Banks                 9,110                    277,308
                                                            -----------
Total                                                         2,999,051
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.8%)
American Ecology                       6,206                    164,459
American Reprographics                22,655(b)                 821,244
CRA Intl                              15,400(b)                 695,156
Educate                               32,917(b)                 252,144
Global Cash Access                    11,850(b)                 185,216
Healthcare Services Group              8,194                    171,664
HMS Holdings                          42,792(b)                 458,730
Huron Consulting Group                 4,504(b)                 158,045
Jackson Hewitt Tax Service            24,947                    782,088
John H Harland                        14,285                    621,398
Kenexa                                18,653(b)                 594,098
Kforce                                 9,103(b)                 141,005
Korn/Ferry Intl                       13,000(b)                 254,670
Labor Ready                           39,300(b)                 890,145
Layne Christensen                     16,848(b)                 477,641
Navigant Consulting                   12,990(b)                 294,224
Portfolio Recovery Associates         20,237(b)                 924,831
Providence Service                    13,907(b)                 378,688
Schawk                                16,173                    283,028
Standard Parking                       2,468(b)                  66,833
Strayer Education                      2,750                    267,080
Vertrue                                2,971(b)                 127,842
VistaPrint                            13,050(b)                 348,957
Waste Connections                     12,470(b)                 453,908
Williams Scotsman Intl                 8,719(b)                 190,423
                                                            -----------
Total                                                        10,003,517
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 --- RIVERSOURCE SMALL CAP GROWTH FUND --- PORTFOLIO HOLDINGS AT JUNE 30, 2006

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

COMMUNICATIONS EQUIPMENT (2.1%)
CommScope                              8,350(b)                $262,357
Comtech Telecommunications             2,425(b)                  70,980
Finisar                               78,870(b)                 257,905
Foundry Networks                      27,900(b)                 297,414
NICE Systems ADR                      39,600(b,c)             1,114,345
Packeteer                              5,779(b)                  65,534
Polycom                               11,520(b)                 252,518
Redback Networks                      27,860(b)                 510,952
Sierra Wireless                       37,608(b,c)               678,448
SiRF Technology Holdings               8,020(b)                 258,404
Stratex Networks                     175,897(b)                 596,291
                                                            -----------
Total                                                         4,365,148
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Brocade Communications Systems        10,505(b)                  64,501
Neoware                               62,403(b)                 766,932
Presstek                              29,735(b)                 276,833
Rackable Systems                      13,930(b)                 550,096
Rimage                                12,327(b)                 251,717
                                                            -----------
Total                                                         1,910,079
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
Comfort Systems USA                   46,654                    666,686
EMCOR Group                           14,900(b)                 725,183
Granite Construction                   6,880                    311,458
McDermott Intl                        16,284(b)                 740,433
Washington Group Intl                  4,850                    258,699
                                                            -----------
Total                                                         2,702,459
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Eagle Materials                       18,522                    879,795
-----------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
Asta Funding                           6,636                    248,518
Cash America Intl                      7,034                    225,088
Dollar Financial                       5,345(b)                  96,210
First Cash Financial Services          9,305(b)                 183,774
MoneyGram Intl                         9,400                    319,130
                                                            -----------
Total                                                         1,072,720
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Crown Holdings                        28,304(b)                 440,694
Myers Inds                             6,497                    111,683
                                                            -----------
Total                                                           552,377
-----------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Building Material Holding             13,395                    373,319
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
Intl Securities Exchange              17,549                    668,090
iShares Russell 2000 Index Fund       14,400                  1,032,480
NASDAQ Stock Market                    6,460(b)                 193,154
                                                            -----------
Total                                                         1,893,724
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Time Warner Telecom Cl A              28,480(b)                 422,928
-----------------------------------------------------------------------

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands                          8,510                   $331,124
BTU Intl                              23,448(b)                 318,189
Color Kinetics                        24,666(b)                 466,434
Encore Wire                            2,132(b)                  76,624
Energy Conversion Devices             17,360(b)                 632,425
Franklin Electric                      9,961                    514,386
General Cable                          1,850(b)                  64,750
Genlyte Group                         11,500(b)                 832,945
Lamson & Sessions                     15,987(b)                 453,391
Regal-Beloit                           6,025                    266,004
Vicor                                  6,043                    100,133
                                                            -----------
Total                                                         4,056,405
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
Benchmark Electronics                 67,946(b)               1,638,857
Brightpoint                           11,319(b)                 153,146
Cognex                                27,500                    715,825
Daktronics                            17,392                    502,107
II-VI                                  8,131(b)                 148,797
Itron                                  7,640(b)                 452,746
Littelfuse                             9,670(b)                 332,455
Measurement Specialties               14,813(b)                 329,886
Merix                                 53,155(b)                 583,110
MTS Systems                            7,725                    305,215
OYO Geospace                           1,661(b)                  94,860
Park Electrochemical                   8,717                    224,463
Planar Systems                        30,366(b)                 365,607
Plexus                                 3,083(b)                 105,469
RadiSys                               20,500(b)                 450,180
Rofin-Sinar Technologies               5,682(b)                 326,545
Rogers                                 8,656(b)                 487,679
Sirenza Microdevices                  55,838(b)                 677,873
TTM Technologies                      13,108(b)                 189,673
                                                            -----------
Total                                                         8,084,493
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (7.1%)
BASiC Energy Services                 19,538(b)                 597,277
CARBO Ceramics                         5,501                    270,264
Core Laboratories                      8,000(b,c)               488,320
Dresser-Rand Group                    19,900(b)                 467,252
Dril-Quip                              5,100(b)                 420,444
Grey Wolf                             12,282(b)                  94,571
Helix Energy Solutions Group          37,960(b)               1,532,066
Hercules Offshore                      9,024(b)                 315,840
Hornbeck Offshore Services            11,620(b)                 412,742
Hydril                                 2,336(b)                 183,423
Lufkin Inds                            2,527                    150,180
NATCO Group                            3,853(b)                 154,891
Oceaneering Intl                      24,830(b)               1,138,456
Oil States Intl                       35,114(b)               1,203,708
Patterson-UTI Energy                  24,800                    702,088
RPC                                    5,669                    137,643
Superior Energy Services              35,777(b)               1,212,840
TETRA Technologies                    89,935(b)               2,724,130
TODCO Cl A                            18,875                    771,044
Trico Marine Services                  4,563(b)                 155,142
Unit                                  24,469(b)               1,392,041
Veritas DGC                            6,305(b)                 325,212
W-H Energy Services                    6,915(b)                 351,489
                                                            -----------
Total                                                        15,201,063
-----------------------------------------------------------------------

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

FOOD & STAPLES RETAILING (1.2%)
Longs Drug Stores                     19,540                   $891,415
United Natural Foods                  13,167(b)                 434,774
Wild Oats Markets                     60,381(b)               1,183,468
                                                            -----------
Total                                                         2,509,657
-----------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Hain Celestial Group                   9,320(b)                 240,083
MGP Ingredients                        5,512                    127,989
Peet's Coffee & Tea                   14,818(b)                 447,355
Ralcorp Holdings                       4,360(b)                 185,431
                                                            -----------
Total                                                         1,000,858
-----------------------------------------------------------------------

GAS UTILITIES (--%)
Southern Union                             1                         14
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.3%)
ArthroCare                            20,400(b)                 857,004
Aspect Medical Systems                34,988(b)                 610,191
BIOLASE Technology                    53,325(b)                 447,930
Candela                                9,280(b)                 147,181
DexCom                                10,400(b)                 141,232
Greatbatch                             9,250(b)                 218,300
Haemonetics                            9,310(b)                 433,008
Illumina                              50,880(b)               1,509,100
Immucor                               27,650(b)                 531,710
Intuitive Surgical                     4,010(b)                 473,060
Kyphon                                27,107(b)               1,039,825
Meridian Bioscience                   19,981                    498,526
Molecular Devices                      2,571(b)                  78,570
Natus Medical                         24,578(b)                 243,076
Nektar Therapeutics                   18,500(b)                 339,290
NeuroMetrix                            5,535(b)                 168,596
Palomar Medical Technologies           5,429(b)                 247,725
ResMed                                 9,400(b)                 441,330
Somanetics                            38,134(b)                 728,359
Stereotaxis                           28,341(b)                 305,799
Viasys Healthcare                     32,500(b)                 832,000
West Pharmaceutical Services          20,925                    759,159
                                                            -----------
Total                                                        11,050,971
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (6.2%)
Apria Healthcare Group                12,949(b)                 244,736
Centene                                4,654(b)                 109,509
Chemed                                 8,050                    438,967
Healthways                            10,940(b)                 575,882
Iconix Brand Group                    17,870(b)                 291,996
LCA-Vision                            10,442                    552,486
Merge Technologies                    14,900(b)                 183,419
Molina Healthcare                     12,276(b)                 467,102
Omnicell                              44,844(b)                 619,744
PAREXEL Intl                          24,482(b)                 706,306
Pediatrix Medical Group               35,500(b)               1,608,149
Psychiatric Solutions                 62,480(b)               1,790,676
Sierra Health Services                18,370(b)                 827,201
Sunrise Senior Living                  7,190(b)                 198,804
TriZetto Group                        14,770(b)                 218,448
United Surgical Partners Intl         23,750(b)                 714,163
VCA Antech                            64,720(b)               2,066,509


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 --- RIVERSOURCE SMALL CAP GROWTH FUND --- PORTFOLIO HOLDINGS AT JUNE 30, 2006

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (CONT.)
Visicu                                 1,600(b)                 $28,240
Vital Images                          17,775(b)                 439,043
WellCare Health Plans                 24,806(b)               1,216,734
                                                            -----------
Total                                                        13,298,114
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.8%)
Buffalo Wild Wings                     1,676(b)                  64,208
California Pizza Kitchen              26,700(b)                 733,716
CKE Restaurants                       55,300(d)                 918,533
Cosi                                  39,983(b)                 249,094
Domino's Pizza                        26,496                    655,511
Dover Downs Gaming & Entertainment     3,696                     72,589
Isle of Capri Casinos                 11,843(b)                 303,773
Life Time Fitness                      6,230(b)                 288,262
McCormick & Schmick's
 Seafood Restaurants                  12,150(b)                 289,170
Orient-Express Hotels Series A        25,800(c)               1,002,072
Panera Bread Cl A                      4,700(b)                 316,028
Pinnacle Entertainment                 9,850(b)                 301,903
Ruby Tuesday                           6,265                    152,929
Shuffle Master                         9,580(b)                 314,032
WMS Inds                               7,080(b)                 193,921
                                                            -----------
Total                                                         5,855,741
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
crocs                                  7,000(b)                 176,050
Hovnanian Enterprises Cl A            10,700(b)                 321,856
Lifetime Brands                       17,830                    386,376
Technical Olympic USA                 23,900                    343,204
Tempur-Pedic Intl                     15,826(b)                 213,809
Tupperware Brands                     12,816                    252,347
                                                            -----------
Total                                                         1,693,642
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Central Garden & Pet                  22,590(b)                 972,500
-----------------------------------------------------------------------

INSURANCE (0.5%)
Argonaut Group                        25,171(b)                 756,137
Tower Group                            6,868                    207,757
                                                            -----------
Total                                                           963,894
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.2%)
Coldwater Creek                       10,933(b)                 292,567
Ctrip.com Intl ADR                     4,810(c)                 245,551
Gaiam Cl A                            15,350(b)                 215,207
NetFlix                               10,870(b)                 295,773
NutriSystem                            7,710(b)                 479,021
Priceline.com                         15,271(b)                 455,992
Stamps.com                            16,069(b)                 447,040
                                                            -----------
Total                                                         2,431,151
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.1%)
24/7 Real Media                       37,490(b)                 329,162
aQuantive                             18,730(b)                 474,431
Corillian                            134,948(b)                 403,495
CyberSource                           47,614(b)                 557,083
Digital Insight                       10,040(b)                 344,272
Digital River                          7,380(b)                 298,078
Digitas                               13,550(b)                 157,451
LivePerson                            75,709(b)                 367,189
NIC                                   68,467(b)                 495,016


-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

INTERNET SOFTWARE & SERVICES (CONT.)
Omniture                              20,600(b)                $150,174
Online Resources                      30,733(b)                 317,779
Perficient                            33,960(b)                 419,746
Saba Software                         65,976(b)                 360,229
SkillSoft ADR                         82,270(b,c)               503,492
Sohu.com                              13,340(b,c)               344,039
Travelzoo                              2,873(b)                  87,167
webMethods                            51,839(b)                 511,651
WebSideStory                          27,979(b)                 341,344
                                                            -----------
Total                                                         6,461,798
-----------------------------------------------------------------------

IT SERVICES (1.5%)
Answerthink                           68,824(b)                 277,361
CACI Intl Cl A                        14,900(b)                 869,118
Euronet Worldwide                      7,930(b)                 304,274
Heartland Payment Systems              9,010(b)                 251,199
MPS Group                             21,400(b)                 322,284
Sykes Enterprises                     10,102(b)                 163,248
TALX                                   8,358                    182,789
VeriFone Holdings                     25,555(b)                 778,916
                                                            -----------
Total                                                         3,149,189
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Marvel Entertainment                  28,589(b)                 571,780
Nautilus                              25,500                    400,605
RC2                                    4,415(b)                 170,684
                                                            -----------
Total                                                         1,143,069
-----------------------------------------------------------------------

MACHINERY (4.9%)
Albany Intl Cl A                       5,502                    233,230
Barnes Group                          28,568                    569,932
Bucyrus Intl Cl A                     34,038                  1,718,918
Columbus McKinnon                     21,473(b)                 466,823
ESCO Technologies                     20,500(b)               1,095,725
FreightCar America                     6,231                    345,883
Gardner Denver                        10,820(b)                 416,570
JLG Inds                              22,043                    495,968
Kaydon                                15,219                    567,821
Manitowoc                             28,496                  1,268,072
Middleby                               7,300(b)                 631,888
Nordson                               11,979                    589,127
Portec Rail Products                  29,110                    408,413
Valmont Inds                           9,120                    423,989
Wabtec                                26,406                    987,584
                                                            -----------
Total                                                        10,219,943
-----------------------------------------------------------------------

MARINE (0.6%)
Kirby                                 29,966(b)               1,183,657
-----------------------------------------------------------------------

MEDIA (0.2%)
Morningstar                           11,137(b)                 461,963
-----------------------------------------------------------------------

METALS & MINING (1.7%)
Aleris Intl                            7,970(b)                 365,425
AMCOL Intl                             9,238                    243,421
Foundation Coal Holdings               7,310                    343,058
Oregon Steel Mills                     7,527(b)                 381,318
PAN American Silver                   11,820(b,c)               212,642
Quanex                                18,113                    780,127
RTI Intl Metals                        4,670(b)                 260,773
Steel Dynamics                        14,400                    946,655
                                                            -----------
Total                                                         3,533,419


-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

MULTILINE RETAIL (0.1%)
Conn's                                 6,931(b)                $184,018
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.6%)
Berry Petroleum Cl A                  11,940                    395,811
Crosstex Energy                        3,400                    323,272
EXCO Resources                        60,200(b)                 686,280
Frontier Oil                          36,076                  1,168,862
KCS Energy                            41,600(b)               1,235,520
Parallel Petroleum                    20,298(b)                 501,564
Penn Virginia                          3,550                    248,074
Quicksilver Resources                 11,750(b)                 432,518
Toreador Resources                    15,448(b)                 434,552
VAALCO Energy                          8,038(b)                  78,451
                                                            -----------
Total                                                         5,504,904
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Glatfelter                            25,236                    400,495
-----------------------------------------------------------------------

PERSONAL PRODUCTS (--%)
Chattem                                2,995(b)                  90,958
-----------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
Adams Respiratory Therapeutics         7,420(b)                 331,080
Medicis Pharmaceutical Cl A           10,760                    258,240
New River Pharmaceuticals             14,790(b)                 421,515
Penwest Pharmaceuticals               21,000(b)                 458,430
Sciele Pharma                         41,476(b)                 961,829
Valeant Pharmaceuticals Intl           5,450                     92,214
                                                            -----------
Total                                                         2,523,308
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
BioMed Realty Trust                   15,200                    455,088
Highland Hospitality                  16,320                    229,786
Kilroy Realty                          4,120                    297,670
Sunstone Hotel Investors              12,210                    354,823
Ventas                                28,100                    952,027
                                                            -----------
Total                                                         2,289,394
-----------------------------------------------------------------------

ROAD & RAIL (2.0%)
Amerco                                 8,004(b)                 805,683
Arkansas Best                         11,495                    577,164
Celadon Group                          6,427(b)                 141,651
Heartland Express                     41,729                    746,532
Landstar System                       25,600                  1,209,088
Old Dominion Freight Line             16,864(b)                 633,918
Universal Truckload Services           2,865(b)                  97,782
                                                            -----------
Total                                                         4,211,818
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.8%)
Amkor Technology                      73,542(b)                 695,707
ANADIGICS                            132,967(b)                 893,538
Atheros Communications                62,122(b)               1,177,833
Cree                                   7,700(b)                 182,952
Cymer                                 19,914(b)                 925,204
EMCORE                                45,530(b)                 437,088
Exar                                  24,070(b)                 319,409
FEI                                    2,841(b)                  64,434
FormFactor                             9,550(b)                 426,217
Ikanos Communications                  4,500(b)                  68,355
Intevac                               31,308(b)                 678,757
LTX                                   59,821(b)                 419,345


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 --- RIVERSOURCE SMALL CAP GROWTH FUND --- PORTFOLIO HOLDINGS AT JUNE 30, 2006

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Microsemi                             60,250(b)              $1,468,895
Nextest Systems                       10,100(b)                 163,721
OmniVision Technologies                7,411(b)                 156,520
ON Semiconductor                      44,300(b)                 260,484
PDF Solutions                          7,500(b)                  93,075
Photronics                            23,800(b)                 352,240
PMC-Sierra                            45,910(b)                 431,554
Power Integrations                    18,800(b)                 328,624
Rudolph Technologies                  34,297(b)                 497,307
Semtech                               26,447(b)                 382,159
Silicon Image                         50,800(b)                 547,624
Silicon Laboratories                  11,050(b)                 388,408
Standard Microsystems                 14,600(b)                 318,718
Varian Semiconductor
  Equipment Associates                13,855(b)                 451,812
                                                            -----------
Total                                                        12,129,980
-----------------------------------------------------------------------

SOFTWARE (5.7%)
Aspen Technology                       9,538(b)                 125,139
Blackboard                            34,488(b)                 998,772
Bottomline Technologies               27,540(b)                 224,176
Concur Technologies                   25,149(b)                 389,055
FactSet Research Systems              13,050                    617,265
Fair Isaac                            12,200                    442,982
Informatica                           38,545(b)                 507,252
Interactive Intelligence              44,537(b)                 629,753
Macrovision                           20,188(b)                 434,446
MICROS Systems                        19,465(b)                 850,231
Nuance Communications                110,670(b)               1,113,340
Open Solutions                         5,235(b)                 139,303
OPNET Technologies                    42,874(b)                 555,647
Opsware                               39,730(b)                 327,375
Progress Software                     26,700(b)                 625,047
Radiant Systems                       66,305(b)                 700,844
RSA Security                          28,600(b)                 777,634
Secure Computing                      35,900(b)                 308,740
THQ                                   12,550(b)                 271,080


-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

SOFTWARE (CONT.)
Transaction Systems Architects         4,383(b)                $182,727
Ultimate Software Group               30,238(b)                 579,360
VA Software                           94,011(b)                 364,763
Verint Systems                        18,500(b)                 540,015
Witness Systems                       16,710(b)                 337,041
                                                            -----------
Total                                                        12,041,987
-----------------------------------------------------------------------

SPECIALTY RETAIL (6.3%)
Aeropostale                           25,550(b)                 738,140
Bakers Footwear Group                 18,999(b)                 264,276
Buckle                                 5,196                    217,557
Cabela's                              28,182(b)                 542,785
Cato Cl A                             12,386                    320,178
Charlotte Russe Holding                7,607(b)                 182,112
Children's Place Retail Stores        32,287(b)               1,938,834
Christopher & Banks                   65,615                  1,902,835
Citi Trends                            6,780(b)                 289,438
Dress Barn                            50,731(b)               1,286,031
DSW Cl A                               7,700(b)                 280,434
Genesco                               11,020(b)                 373,247
GUESS?                                41,205(b)               1,720,309
Guitar Center                         12,200(b)                 542,534
Gymboree                              10,150(b)                 352,814
J Crew Group                           5,650(b)                 155,093
PETCO Animal Supplies                 22,500(b)                 459,675
Select Comfort                        26,295(b)                 603,996
Too                                   16,018(b)                 614,931
Zumiez                                13,576(b)                 510,050
                                                            -----------
Total                                                        13,295,269
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Deckers Outdoor                        5,646(b)                 217,710
Phillips-Van Heusen                   27,100                  1,034,136
Steven Madden                          2,738                     81,100
True Religion Apparel                  3,806(b)                  67,366
Under Armour Cl A                     20,389(b)                 868,979
                                                            -----------
Total                                                         2,269,291


-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

ISSUER                                SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (0.3%)
BankUnited Financial Cl A             12,200                   $372,344
Harbor Florida Bancshares              7,100                    263,694
                                                            -----------
Total                                                           636,038
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.0%)
Applied Industrial Technologies       16,628                    404,215
Beacon Roofing Supply                 14,600(b)                 321,346
Rush Enterprises Cl A                  4,093(b)                  74,370
Watsco                                20,709                  1,238,812
WESCO Intl                            31,495(b)               2,102,606
                                                            -----------
Total                                                         4,141,349
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
@Road                                 75,676(b)                 417,732
NeuStar Cl A                          12,800(b)                 432,000
SBA Communications Cl A               17,940(b)                 468,951
                                                            -----------
Total                                                         1,318,683
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $178,658,013)                                       $205,341,175
-----------------------------------------------------------------------

-----------------------------------------------------------------------
SHORT-TERM SECURITIES (1.6%)(e)
-----------------------------------------------------------------------

ISSUER              EFFECTIVE       AMOUNT                     VALUE(a)
                      YIELD       PAYABLE AT
                                   MATURITY

COMMERCIAL PAPER
Chesham Finance LLC
   07-03-06           5.32%       $3,300,000                 $3,298,537
-----------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $3,299,025)                                           $3,298,537
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $181,957,038)(f)                                    $208,639,712
=======================================================================


-----------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
-----------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2006, the value of foreign securities represented 2.5% of net assets.

(d)  At June 30, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.3% of net assets. 1.3% of net assets is the Fund's cash equivalent position.

(f) At June 30, 2006, the cost of securities for federal income tax purposes was approximately $181,957,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                               $35,578,000
Unrealized depreciation                                (8,895,000)
-----------------------------------------------------------------------
Net unrealized appreciation                           $26,683,000
-----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
4 --- RIVERSOURCE SMALL CAP GROWTH FUND --- PORTFOLIO HOLDINGS AT JUNE 30, 2006

-----------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
-----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
5 --- RIVERSOURCE SMALL CAP GROWTH FUND --- PORTFOLIO HOLDINGS AT JUNE 30, 2006


                                                              S-6301-80 E (8/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 RiverSource Strategy Series, Inc.


By                       /s/ William F. Truscott
                         -----------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         August 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                       /s/ William F. Truscott
                         -----------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         August 29, 2006


By                       /s/ Jeffrey P. Fox
                         -----------------------
                             Jeffrey P. Fox
                             Treasurer and Principal Financial Officer

Date                         August 29, 2006